TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax and Tax Rate [Line Items]
Income tax expenses	¥ 22,953	$ 3,328		¥ (145)	¥ 466
Tianjin Hongen
Income Tax and Tax Rate [Line Items]
Preferential income tax rate as SE	12.50%	12.50%	12.50%
Preferential income tax rate as HNTE	15.00%	15.00%	15.00%
Cayman Islands
Income Tax and Tax Rate [Line Items]
Withholding tax | ¥	¥ 0
Hong Kong
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
Preferential income tax rate	8.25%	8.25%	8.25%
Assessable profits threshold for preferential income tax rate | $			$ 2
PRC
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate as HNTE	15.00%	15.00%	15.00%
Withholding tax rate	10.00%	10.00%	10.00%